Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization	$ 6	$ 9	$ 8
Amortization discontinued operations, 2013	5
Amortization discontinued operations, 2014	5
Amortization discontinued operations, 2015	5
Amortization discontinued operations, 2016	4
Amortization discontinued operations, 2017	4
Impairments of other intangible assets	1
Accumulated amortization related to the continuing operations for the intangibles	39	33
Brake North America and Asia group [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization discontinued operations		4	4
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense Period	5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense Period	20 years
Impairments of other intangible assets		1
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization	4	7
Impairments of other intangible assets
Weighted average amortization period	20 years
Developed technology and other intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization	2	2
Impairments of other intangible assets
Weighted average amortization period	13 years